Lease (Details) - Schedule of company’s lease is presented - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Operating Leases
Operating lease right-of-use assets		$ 2,827
Operating lease liabilities - current		2,827
Operating lease liability – non-current
Total operating lease liabilities		$ 2,827